UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2011

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	August 12, 2011


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	36

Form 13F Information Table Value Total:	459,416



List of Other Included Manager:

  No. 	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBASSADORS GROUP INC COM      COM              023177108     8090   916227 SH       Sole
BED BATH & BEYOND INC COM      COM              075896100    34247   586723 SH       Sole
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108    48532      418 SH       Sole
BERKSHIRE HATHAWAY INC DEL CL  COM              084670702    15036   194292 SH       Sole
BROWN & BROWN INC COM          COM              115236101    41511  1617737 SH       Sole
COCA COLA CO COM               COM              191216100     6417    95368 SH       Sole
COINSTAR INC COM               COM              19259P300     7319   134200 SH       Sole
COMCAST CORP NEW CL A SPL      COM              20030N200    31777  1311467 SH       Sole
EXACT SCIENCES CORP COM        COM              30063P105     3507   407800 SH       Sole
EXPEDIA INC                    COM              30212P105    17915   617961 SH       Sole
FLIR SYS INC COM               COM              302445101    28621   849030 SH       Sole
GANNETT INC COM                COM              364730101     5576   389402 SH       Sole
GARMIN LTD SHS                 COM              H2906T109     2237    67720 SH       Sole
KINDER MORGAN ENERGY PARTNERS  COM              494550106      222     3058 SH       Sole
LABORATORY CORP AMER HLDGS COM COM              50540R409    34854   360103 SH       Sole
LENDER PROCESSING SERVICES     COM              52602E102     2476   118400 SH       Sole
LOWES COS INC COM              COM              548661107     7191   308500 SH       Sole
LUMBER LIQUIDATORS HOLDINGS    COM              55003T107      508    20000 SH       Sole
MARKEL CORP COM                COM              570535104    24620    62045 SH       Sole
PENN NATL GAMING INC COM       COM              707569109     6858   170000 SH       Sole
PROGRESSIVE CORP OHIO COM      COM              743315103     3274   153153 SH       Sole
REDWOOD TR INC COM             COM              758075402      181    12000 SH       Sole
REGENCY CTRS CORP COM          COM              758849103      277     6300 SH       Sole
RLI CORP COM                   COM              749607107      774    12500 SH       Sole
RYANAIR HLDGS PLC SPONSORED AD COM              783513104    31564  1075785 SH       Sole
SIEM INDS INC COM              COM              G81226105     2884    41200 SH       Sole
SONOCO PRODS CO COM            COM              835495102      889    25000 SH       Sole
STRAYER ED INC COM             COM              863236105    21684   171568 SH       Sole
STRYKER CORP COM               COM              863667101     5716    97389 SH       Sole
TECHNE CORP COM                COM              878377100    17611   211245 SH       Sole
TEMPUR PEDIC INTL INC COM      COM              88023U101    14785   218000 SH       Sole
THE REGENCY GROUP II           COM              7LP009043      306    10626 SH       Sole
VULCAN MATLS CO COM            COM              929160109      465    12080 SH       Sole
WASHINGTON POST CO CL B        COM              939640108     3797     9063 SH       Sole
WMS INDUSTRIES INC             COM              929297109    18687   608296 SH       Sole
CITIGROUP INC JAN 21 12 $7.5   CALL             1396109DX     9008  2165500 SH  CALL Sole